Long-term Debt - Summary of Scheduled Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Maturities of Long-term Debt [Abstract]
2021		$ 6,700
2022		6,700
2023		6,700
2024		6,700
2025		6,700
Thereafter		778,150
Total long-term debt	$ 564,724	$ 811,650	$ 551,941